Summary of Significant Accounting Policies - Summary of Exchange Rates for the Functional and Operating Currencies (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. dollars [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	69.47	57.60	60.66
Average exchange rates	62.71	58.35	67.03
Euro [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	79.46	68.87	63.81
Average exchange rates	73.95	65.90	74.23